LOOMIS SAYLES FUNDS II INCOME FUNDS


   Supplement dated December 26, 2003 to the Loomis Sayles Funds Income Funds
             Prospectus (the "Prospectus"), dated February 1, 2003,
                    as may be supplemented from time to time


Effective June 2, 2003, the mailing address for Loomis Sayles Funds I and Loomis Sayles Funds II (the "Trusts") changed to:
Loomis Sayles Funds I
Loomis Sayles Funds II
P.O. Box 219594
Kansas City, MO 64121-9594

Effective July 1, 2003, the Trusts' distributor is changed to CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116 for all of the funds whose shares are offered through the Prosepctus (the "Funds"). All references to Loomis Sayles Distributor, L.P. in the Prospectus are replaced with CDC IXIS Asset Management Distributors, L.P. CDC IXIS Asset Management Distributors, L.P. is affiliated with Loomis, Sayles & Company, L.P., the investment adviser to the Trusts' series.

Effective July 1, 2003 the names of the Trusts changed as follows:

 Old Name                                         New Name
 ------------------------------------------       ------------------------------
 ------------------------------------------       ------------------------------

 Loomis Sayles Funds                              Loomis Sayles Funds II

 Loomis Sayles Investment Trust                   Loomis Sayles Funds I

Effective September 15, 2003, the following changes to the exchange privileges apply to the Funds to the extent that the class is offerred by the Funds. Not all classes of shares described below are offerred by all of the Funds.

You may exchange Retail Class shares of your Fund, subject to investment minimums, for Retail Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, which is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund, subject to investment minimums, for Admin Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Admin Class shares without paying a sales charge or for Class A shares of CDC Nvest Cash Management Trust. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Institutional Class shares, for Class Y shares of any other series of Loomis Sayles Funds I, any series of Loomis Sayles Funds II or any CDC Nvest Fund that offers Class Y shares or for Class A shares of CDC Nvest Cash Management Trust.


Effective September 15, 2003 the Loomis Sayles Investment Grade Bond Fund is no longer offerred through this Prospectus.

NOT PART OF THE PROSPECTUS

PRIVACY POLICY
EFFECTIVE JULY 1, 2003, THE FOLLOWING INFORMATION APPLIES TO ALL FUNDS
The Trustees of the Trusts approved a new privacy policy for the Trusts. This policy is the same policy that is currently in place for CDC IXIS Asset Management Distributors, L.P., the Distributor for the Trusts. The language of the policy is included below.

                    Notice of Privacy Policies and Practices

We (1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers (2). We understand the trust that our customers place in us and are committed to earning that trust well into the future.

                          Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

                           How we Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

           Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

(1) For purposes of this notice the term "we" includes CDC Nvest Funds, Loomis Sayles Funds I, Loomis Sayles Funds II, CDC IXIS Asset Management Distributors, L.P., CDC IXIS Asset Management Services, Inc., and their advisory affiliates which include CDC IXIS Asset Management Advisers, L.P., Loomis, Sayles &Company, L.P. and all of their successors. (2) For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the CDC Nvest Funds, Loomis Sayles Funds I and Loomis Sayles Funds II and individuals who provide nonpublic personal information, but do not invest in the Funds.



                                                                   M-LSSP04-1203

                       LOOMIS SAYLES FUNDS II EQUITY FUNDS


   Supplement dated December 26, 2003 to the Loomis Sayles Funds Equity Funds
             Prospectus (the "Prospectus"), dated February 1, 2003,
                    as may be supplemented from time to time


Effective June 2, 2003, the mailing address for Loomis Sayles Funds I and Loomis Sayles Funds II (the "Trusts") changed to:
Loomis Sayles Funds I
Loomis Sayles Funds II
P.O. Box 219594
Kansas City, MO 64121-9594

Effective July 1, 2003, the Trusts' distributor changed to CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116 for all of the funds whose shares are offered through the Prosepctus (the "Funds"). All references to Loomis Sayles Distributor, L.P. in the Prospectus are replaced with CDC IXIS Asset Management Distributors, L.P. CDC IXIS Asset Management Distributors, L.P. is affiliated with Loomis, Sayles & Company, L.P., the investment adviser to the Trusts' series.

Effective July 1, 2003 the names of the Trusts changed as follows:

 Old Name                                         New Name
 ------------------------------------------       ------------------------------
 ------------------------------------------       ------------------------------

 Loomis Sayles Funds                              Loomis Sayles Funds II

 Loomis Sayles Investment Trust                   Loomis Sayles Funds I

Effective September 15, 2003, the following changes to the exchange privileges apply to the Funds to the extent that the class is offerred by the Funds. Not all classes of shares described below are offerred by all of the Funds.

You may exchange Retail Class shares of your Fund, subject to investment minimums, for Retail Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, which is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund, subject to investment minimums, for Admin Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Admin Class shares without paying a sales charge or for Class A shares of CDC Nvest Cash Management Trust. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Institutional Class shares, for Class Y shares of any other series of Loomis Sayles Funds I, any series of Loomis Sayles Funds II or any CDC Nvest Fund that offers Class Y shares or for Class A shares of CDC Nvest Cash Management Trust.


Effective September 15, 2003 the Loomis Sayles Research Fund, Loomis Sayles Growth Fund and Loomis Sayles International Equity Fund are no longer offerred through this Prospectus.

NOT PART OF THE PROSPECTUS

PRIVACY POLICY
EFFECTIVE JULY 1, 2003, THE FOLLOWING INFORMATION APPLIES TO ALL FUNDS
The Trustees of the Trusts approved a new privacy policy for the Trusts. This policy is the same policy that is currently in place for CDC IXIS Asset Management Distributors, L.P., the Distributor for the Trusts. The language of the policy is included below.

                    Notice of Privacy Policies and Practices

We (1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers (2). We understand the trust that our customers place in us and are committed to earning that trust well into the future.

                          Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

                           How we Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

           Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

(1) For purposes of this notice the term "we" includes CDC Nvest Funds, Loomis Sayles Funds I, Loomis Sayles Funds II, CDC IXIS Asset Management Distributors, L.P., CDC IXIS Asset Management Services, Inc., and their advisory affiliates which include CDC IXIS Asset Management Advisers, L.P., Loomis, Sayles &Company, L.P. and all of their successors. (2) For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the CDC Nvest Funds, Loomis Sayles Funds I and Loomis Sayles Funds II and individuals who provide nonpublic personal information, but do not invest in the Funds.



                                                                   M-LSSP03-1203